Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements of the Company include the Trust, the Operating Partnership and wholly owned subsidiaries and those subsidiaries in which the Company owns a majority voting interest with the ability to control operations of the subsidiaries and where no approval, veto or other important rights have been granted to the noncontrolling shareholders. All significant intercompany transactions and accounts have been eliminated.
Reclassifications
Certain amounts from prior years have been reclassified to conform to current-year presentation.
Real Estate and Depreciation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated useful lives are as follows:

Building and improvements	40 years (blended)
Capital improvements	15 – 20 years
Equipment	5 – 10 years
Tenant improvements	Term of the related lease
Expenditures directly related to the acquisition or improvement of real estate, including interest and other costs capitalized during development, are included in net real estate and are stated at cost. The capitalized costs include pre-construction costs essential to the development of the property, development and construction costs, interest costs, real estate taxes, development-related salaries and other costs incurred during the period of development. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), effective January 1, 2009, certain acquisition-related costs are expensed as incurred. Expenditures for maintenance and repairs are charged to operations as incurred.
In accordance with ASC 805, the Company allocates the purchase price of real estate acquired to land, building and improvements and intangibles based on the relative fair value of each component. The value ascribed to in-place leases is based on the rental rates for the existing leases compared to market rent for leases of similar terms and present valuing the difference based on market interest rates. Origination values are also assigned to in-place leases, and, where appropriate, value is assigned to customer relationships. The Company depreciates the amounts allocated to building and improvements over 40 years and the amounts allocated to intangibles relating to in-place leases, which are included in deferred financing and leasing costs and other liabilities in the accompanying consolidated balance sheets, over the remaining term of the related leases.
Once a property is designated as held for sale, no further depreciation expense is recorded. Operations for properties identified as held for sale and/or sold where no continuing involvement exists are presented in discontinued operations for all periods presented.
The Company evaluates its real estate investments upon occurrence of a significant adverse change in its operations to assess whether any impairment indicators are present that affect the recovery of the recorded value. If any real estate investment is considered impaired, a loss is recognized to reduce the carrying value of the property to its estimated fair value.
Investments in Unconsolidated Joint Ventures
The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting as the Company exercises significant influence, but does not control these entities. Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the Company’s share of net income from the joint ventures is included in the accompanying consolidated statements of operations.
On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment is impaired only if management’s estimate of the value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The estimated fair value of the investments is determined using a discounted cash flow model which is a Level III valuation under FASB ASC 820, “Fair Value Measurements and Disclosures.” The Company considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, operating costs, capitalization rates, holding periods and discount rates. As these factors are difficult to predict and are subject to future events that may alter management’s assumptions, the values estimated by management in its impairment analyses may not be realized.
During the year ended December 31, 2009, the Company recognized impairment charges related to the decline in the fair values below the carrying values of certain of the Company’s investments in unconsolidated joint ventures. The Company considered the decline in fair value below the carrying value of $78.8 million to be other-than-temporary. The investment in unconsolidated joint ventures was impaired for the following reportable segments as of December 31, 2009 (in thousands):

Impairment
Reportable Segment	Amount
Central	$6,963
Metro	64,060
United Kingdom	7,779

Total	$78,802

No impairment losses on unconsolidated joint ventures were recognized during the years ended December 31, 2010 or 2008.
Cash and Cash Equivalents
Highly liquid investments with a maturity of three months or less when purchased are classified as cash equivalents.
Restricted Cash
Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of residential land in Kent County, United Kingdom.
Accounts Receivable/Deferred Rent Receivable
The Company’s accounts receivable are comprised of rents and charges for property operating costs due from tenants. The Company’s deferred rent receivable represents the cumulative difference between rent revenue recognized on a straight line basis and contractual payments due under the terms of tenant leases. The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable and deferred rent receivable balances are collectible. Based on this review, accounts receivable and deferred rent receivable are reduced by an allowance for doubtful accounts. The Company considers tenant credit quality and payment history and general economic conditions in determining the allowance for doubtful accounts. If the accounts receivable balance or the deferred rent receivable balance is subsequently deemed uncollectible, the receivable and allowance for doubtful account balance are written off.
A significant tenant has entered into a forbearance agreement with the Company. The forbearance agreement provides for the deferral of the tenant’s monthly obligation of $467,000 for the period from December 1, 2010 through June 30, 2011. The Company has reviewed its situation with this tenant and based upon this review and the review of its other tenants, provisions are established, and an allowance for doubtful accounts for estimated losses resulting from the inability of its tenants to make required rental payments is maintained.
The allowance for doubtful accounts at December 31, 2010 and 2009 was $11.3 million and $11.1 million, respectively. The Company’s bad debt expense for the years ended December 31, 2010, 2009 and 2008 was $3.9 million, $4.3 million and $4.8 million, respectively.
Goodwill
Goodwill represents the amounts paid in excess of the fair value of the net assets acquired in connection with the acquisition of Republic Property Trust in October 2007. Pursuant to FASB ASC 350, “Intangible — Goodwill and Other” (“ASC 350”), goodwill is not amortized to expense but rather is analyzed for impairment. In conjunction with the purchase of Republic Property Trust, goodwill and other intangibles of $15.7 million were recorded. The goodwill was assigned to the Northern Virginia/Washington, D.C. operation (“reporting unit”) which is part of the Metro reportable segment and was included in prepaid expenses and other assets on the Company’s consolidated balance sheets. The Company assessed goodwill for impairment annually in November and in interim periods if certain events occurred indicating the carrying value may be impaired. The Company performed its analysis for potential impairment of goodwill in accordance with ASC 350, which requires that a two-step impairment test be performed on goodwill. In the first step, the fair value of the reporting unit is compared to its carrying value. The estimated fair value of the reporting unit is determined using a discounted cash flow model which considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, and operating costs. If the fair value exceeds its carrying value, goodwill is not impaired, and no further testing is required. If the carrying value of the reporting unit exceeds its fair value, then a second step must be performed in order to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. If the carrying value of goodwill exceeds its implied fair value then an impairment loss is recorded equal to the difference. An impairment loss of $15.7 million was recognized during the year ended December 31, 2009 and there is no longer any goodwill in the Company’s consolidated balance sheets. No impairment loss related to goodwill was recognized during the year ended December 31, 2008.
Revenues
The Company earns rental income under operating leases with tenants. Rental income is recognized on a straight line basis over the applicable lease term. Operating expense reimbursements consisting of amounts due from tenants for real estate taxes, utilities and other recoverable costs are recognized as revenue in the period in which the corresponding expenses are incurred.
Termination fees (included in rental revenue) are fees that the Company has agreed to accept in consideration for permitting certain tenants to terminate their lease prior to the contractual expiration date. The Company recognizes termination fees in accordance with Securities and Exchange Commission Staff Accounting Bulletin 104, “Revenue Recognition,” when the following conditions are met:
a)	the termination agreement is executed,
b)	the termination fee is determinable,
c)	all landlord services pursuant to the terminated lease have been rendered, and
d)	collectability of the termination fee is assured.
Deferred Financing and Leasing Costs
Costs incurred in connection with financing or leasing are capitalized and amortized on a straight line basis over the term of the related loan or lease. Deferred financing cost amortization is reported as interest expense. Intangible assets related to acquired in-place leases are amortized over the terms of the related leases.
Costs Incurred for Preferred Unit Issuance
Costs incurred in connection with the Company’s preferred unit issuances are reflected as a reduction of noncontrolling interest-preferred units.
Income per Common Share
The following table sets forth the computation of basic and diluted income per common share updated to reflect discontinued operations as of March 31, 2011 (in thousands, except per share amounts):

	2010			2009
		Weighted			Weighted
		Average			Average
	Income	Shares	Per	Income	Shares	Per
	(Numerator)	(Denominator)	Share	(Numerator)	(Denominator)	Share

Basic income from continuing operations
Income from continuing operations net of noncontrolling interest	$113,664	112,924	$1.01	$20,819	107,550	$0.19

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income from continuing operations
Income from continuing operations net of noncontrolling interest and assumed conversions	113,664	113,606	$1.00	20,819	108,002	$0.19

Basic income from discontinued operations
Discontinued operations net of noncontrolling interest	14,098	112,924	$0.12	35,557	107,550	$0.33

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income from discontinued operations
Discontinued operations net of noncontrolling interest	14,098	113,606	$0.12	35,557	108,002	$0.33

Basic income per common share
Net income available to common shareholders	127,762	112,924	$1.13	56,376	107,550	$0.52

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income per common share
Net income available to common shareholders and assumed conversions	$127,762	113,606	$1.12	$56,376	108,002	$0.52

	2008
		Weighted
		Average
	Income	Shares	Per
	(Numerator)	(Denominator)	Share
Basic income from continuing operations
Income from continuing operations net of noncontrolling interest	$109,528	93,615	$1.17

Dilutive shares for long-term compensation plans	—	189

Diluted income from continuing operations
Income from continuing operations net of noncontrolling interest and assumed conversions	109,528	93,804	$1.17

Basic income from discontinued operations
Discontinued operations net of noncontrolling interest	42,414	93,615	$0.45

Dilutive shares for long-term compensation plans	—	189

Diluted income from discontinued operations
Discontinued operations net of noncontrolling interest	42,414	93,804	$0.45

Basic income per common share
Net income available to common shareholders	151,942	93,615	$1.62

Dilutive shares for long-term compensation plans	—	189

Diluted income per common share
Net income available to common shareholders and assumed conversions	$151,942	93,804	$1.62

Dilutive shares for long-term compensation plans represent the vested and unvested common shares outstanding during the year as well as the dilutive effect of outstanding options. The anti-dilutive options that were excluded from the computation of diluted income per common share in 2010, 2009 and 2008 were 1,433,000, 2,661,000 and 1,145,000, respectively.
During the year ended December 31, 2010, 315,000 common shares were issued upon the exercise of options.
During the year ended December 31, 2010, individuals acquired 83,000 common shares in exchange for the same number of common units. These individuals acquired these common units in connection with their contributions to the Operating Partnership of certain assets. The exchange of common shares for the common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued interest, dividends and distributions payable and other liabilities are reasonable estimates of fair values because of the short-term nature of these instruments. The fair value of the Company’s long-term debt, which is based on estimates by management and on rates quoted on December 31, 2010 for comparable loans, is greater than the aggregate carrying value by approximately $189.0 million at December 31, 2010.
Income Taxes
The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”). As a result, the Company generally is not subject to federal income taxation at the corporate level to the extent it distributes annually at least 100% of its REIT taxable income, as defined in the Code, to its shareholders and satisfies certain other organizational and operational requirements. The Company has met these requirements and, accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years. Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.
Several of the Company’s subsidiaries are taxable REIT subsidiaries (each a “TRS”) and are subject to federal income taxes. In general, a TRS may perform additional services for tenants and generally may engage in real estate or non-real estate businesses that are not permitted REIT activities. The Company is also taxed in certain states, the United Kingdom, and Luxembourg. Accordingly, the Company has recognized federal, state and foreign income taxes in accordance with US GAAP, as applicable.
There are no uncertain tax positions or possibly significant unrecognized tax benefits that are reasonably expected to occur within the next 12 months. The Company’s policy is to recognize interest accrued related to unrecognized benefits in interest expense and penalties in other expense. There are no interest or penalties deducted in the current period and no interest and penalties accrued at December 31, 2010 and December 31, 2009.
Certain of the Company’s taxable REIT subsidiaries have net operating loss carryforwards available of approximately $18.7 million. These carryforwards begin to expire in 2018. The Company has considered estimated future taxable income and has determined that a valuation allowance for the full carrying value of net operating loss carryforwards is appropriate.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, certain state and local jurisdictions, the United Kingdom and Luxembourg. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or United Kingdom and Luxembourg examinations by tax authorities for years before 2007.
The Federal tax cost basis of the real estate at December 31, 2010 was $5.6 billion and at December 31, 2009 was $5.4 billion.
Share Based Compensation
Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employees’ requisite service period.
Foreign Currency Translation
The functional currency of the Company’s United Kingdom operations is pounds sterling. The Company translates the financial statements for the United Kingdom operations into US dollars. Gains and losses resulting from this translation do not impact the results of operations and are included in accumulated other comprehensive (loss) income as a separate component of Liberty Property Trust’s shareholders’ equity. A proportionate amount of gain or loss is allocated to noncontrolling interest-common units. Accumulated other comprehensive (loss) income consists solely of the foreign currency translation adjustments described above. Other comprehensive (loss) income was ($2.6) million, $8.0 million and ($26.8) million for the years ended December 31, 2010, 2009 and 2008, respectively. Upon sale or upon complete or substantially complete liquidation of the Company’s foreign investment, the gain or loss on the sale will include the cumulative translation adjustments that have been previously recorded in accumulated other comprehensive (loss) income and noncontrolling interest-common units.
Recently Issued Accounting Standards
Beginning in the first quarter of 2010, the Company is required to conduct an ongoing assessment to determine whether each entity in which it has an equity interest is a variable interest entity that should be consolidated if certain qualitative factors indicate that the Company has the controlling interest. This accounting change is required to be retroactively applied for all periods presented. The adoption of this requirement did not have a material impact on the Company’s financial statements.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements of the Company include the Operating Partnership and wholly owned subsidiaries and those subsidiaries in which the Company owns a majority voting interest with the ability to control operations of the subsidiaries and where no approval, veto or other important rights have been granted to the noncontrolling unitholders. All significant intercompany transactions and accounts have been eliminated.
Reclassifications
Certain amounts from prior years have been reclassified to conform to current-year presentation.
Real Estate and Depreciation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated lives are as follows:

Building and Improvements	40 years (blended)
Capital improvements	15 – 20 years
Equipment	5 – 10 years
Tenant improvements	Term of the related lease
Expenditures directly related to the acquisition or improvement of real estate, including interest and other costs capitalized during development, are included in net real estate and are stated at cost. The capitalized costs include pre-construction costs essential to the development of the property, development and construction costs, interest costs, real estate taxes, development-related salaries and other costs incurred during the period of development. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), effective January 1, 2009, certain acquisition-related costs are expensed as incurred. Expenditures for maintenance and repairs are charged to operations as incurred.
In accordance with ASC 805, the Company allocates the purchase price of real estate acquired to land, building and improvements and intangibles based on the relative fair value of each component. The value ascribed to in-place leases is based on the rental rates for the existing leases compared to market rent for leases of similar terms and present valuing the difference based on market interest rates. Origination values are also assigned to in-place leases, and, where appropriate, value is assigned to customer relationships. The Company depreciates the amounts allocated to building and improvements over 40 years and the amounts allocated to intangibles relating to in-place leases, which are included in deferred financing and leasing costs and other liabilities in the accompanying consolidated balance sheets, over the remaining term of the related leases.
Once a property is designated as held for sale, no further depreciation expense is recorded. Operations for properties identified as held for sale and/or sold where no continuing involvement exists are presented in discontinued operations for all periods presented.
The Company evaluates its real estate investments upon occurrence of a significant adverse change in its operations to assess whether any impairment indicators are present that affect the recovery of the recorded value. If any real estate investment is considered impaired, a loss is recognized to reduce the carrying value of the property to its estimated fair value.
Investments in Unconsolidated Joint Ventures
The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting as the Company exercises significant influence, but does not control these entities. Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the Company’s share of net income from the joint ventures is included in the accompanying consolidated statements of operations.
On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment is impaired only if management’s estimate of the value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The estimated fair value of the investments is determined using a discounted cash flow model which is a Level III valuation under FASB ASC 820, “Fair Value Measurements and Disclosures.” The Company considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, operating costs, capitalization rates, holding periods and discount rates. As these factors are difficult to predict and are subject to future events that may alter management’s assumptions, the values estimated by management in its impairment analyses may not be realized.
During the year ended December 31, 2009, the Company recognized impairment charges related to the decline in the fair values below the carrying values of certain of the Company’s investments in unconsolidated joint ventures. The Company considered the decline in fair value below the carrying value of $78.8 million to be other-than-temporary. The investment in unconsolidated joint ventures was impaired for the following reportable segments as of December 31, 2009 (in thousands):

Impairment
Reportable Segment	Amount
Central	$6,963
Metro	64,060
United Kingdom	7,779

Total	$78,802

No impairment losses on unconsolidated joint ventures were recognized during the years ended December 31, 2010 or 2008.
Cash and Cash Equivalents
Highly liquid investments with a maturity of three months or less when purchased are classified as cash equivalents.
Restricted Cash
Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of residential land in Kent County, United Kingdom.
Accounts Receivable/Deferred Rent Receivable
The Company’s accounts receivable are comprised of rents and charges for property operating costs due from tenants. The Company’s deferred rent receivable represents the cumulative difference between rent revenue recognized on a straight line basis and contractual payments due under the terms of tenant leases. The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable and deferred rent receivable balances are collectible. Based on this review, accounts receivable and deferred rent receivable are reduced by an allowance for doubtful accounts. The Company considers tenant credit quality and payment history and general economic conditions in determining the allowance for doubtful accounts. If the accounts receivable balance or the deferred rent receivable balance is subsequently deemed uncollectible, the receivable and allowance for doubtful account balance are written off.
A significant tenant has entered into a forbearance agreement with the Company. The forbearance agreement provides for the deferral of the tenant’s monthly obligation of $467,000 for the period from December 1, 2010 through June 30, 2011. The Company has reviewed its situation with this tenant and based upon this review and the review of its other tenants, provisions are established, and an allowance for doubtful accounts for estimated losses resulting from the inability of its tenants to make required rental payments is maintained.
The allowance for doubtful accounts at December 31, 2010 and 2009 was $11.3 million and $11.1 million, respectively. The Company’s bad debt expense for the years ended December 31, 2010, 2009 and 2008 was $3.9 million, $4.3 million and $4.8 million, respectively.
Goodwill
Goodwill represents the amounts paid in excess of the fair value of the net assets acquired in connection with the acquisition of Republic Property Trust in October 2007. Pursuant to FASB ASC 350, “Intangible — Goodwill and Other” (“ASC 350”), goodwill is not amortized to expense but rather is analyzed for impairment. In conjunction with the purchase of Republic Property Trust, goodwill and other intangibles of $15.7 million were recorded. The goodwill was assigned to the Northern Virginia/Washington, D.C. operation (“reporting unit”) which is part of the Metro reportable segment and was included in prepaid expenses and other assets on the Company’s consolidated balance sheets. The Company assessed goodwill for impairment annually in November and in interim periods if certain events occurred indicating the carrying value may be impaired. The Company performed its analysis for potential impairment of goodwill in accordance with ASC 350, which requires that a two-step impairment test be performed on goodwill. In the first step, the fair value of the reporting unit is compared to its carrying value. The estimated fair value of the reporting unit is determined using a discounted cash flow model which considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, and operating costs. If the fair value exceeds its carrying value, goodwill is not impaired, and no further testing is required. If the carrying value of the reporting unit exceeds its fair value, then a second step must be performed in order to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. If the carrying value of goodwill exceeds its implied fair value then an impairment loss is recorded equal to the difference. An impairment loss of $15.7 million was recognized during the year ended December 31, 2009 and there is no longer any goodwill in the Company’s consolidated balance sheets. No impairment loss related to goodwill was recognized during the year ended December 31, 2008.
Revenues
The Company earns rental income under operating leases with tenants. Rental income is recognized on a straight line basis over the applicable lease term. Operating expense reimbursements consisting of amounts due from tenants for real estate taxes, utilities and other recoverable costs are recognized as revenue in the period in which the corresponding expenses are incurred.
Termination fees (included in rental revenue) are fees that the Company has agreed to accept in consideration for permitting certain tenants to terminate their lease prior to the contractual expiration date. The Company recognizes termination fees in accordance with Securities and Exchange Commission Staff Accounting Bulletin 104, “Revenue Recognition,” when the following conditions are met:
a)	the termination agreement is executed,
b)	the termination fee is determinable,
c)	all landlord services pursuant to the terminated lease have been rendered, and
d)	collectability of the termination fee is assured.
Deferred Financing and Leasing Costs
Costs incurred in connection with financing or leasing are capitalized and amortized on a straight line basis over the term of the related loan or lease. Deferred financing cost amortization is reported as interest expense. Intangible assets related to acquired in-place leases are amortized over the terms of the related leases.
Costs Incurred for Preferred Unit Issuance
Costs incurred in connection with the Company’s preferred unit issuances are reflected as a reduction of Limited partner’s equity — preferred units.
Income per Common Unit
The following table sets forth the computation of basic and diluted income per common unit updated to reflect discontinued operations as of March 31, 2011 (in thousands, except per unit amounts):

	2010			2009
		Weighted			Weighted
		Average			Average
	Income	Units	Per	Income	Units	Per
	(Numerator)	(Denominator)	Unit	(Numerator)	(Denominator)	Unit

Income from continuing operations net of noncontrolling interest	$138,623			$42,643
Less: Preferred unit distributions	(21,012)			(21,012)

Basic income from continuing operations
Income from continuing operations available to common unitholders	117,611	116,871	$1.01	21,631	111,568	$0.19

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income from continuing operations
Income from continuing operations available to common unitholders and assumed conversions	117,611	117,553	$1.00	21,631	112,020	$0.19

Basic income from discontinued operations
Discontinued operations	14,587	116,871	$0.12	36,858	111,568	$0.33

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income from discontinued operations
Discontinued operations	14,587	117,553	$0.12	36,858	112,020	$0.33

Basic income per common unit
Income available to common unitholders	132,198	116,871	$1.13	58,489	111,568	$0.52

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income per common unit
Income available to common unitholders and assumed conversions	$132,198	117,553	$1.12	$58,489	112,020	$0.52

	2008
		Weighted
		Average
	Income	Units	Per
	(Numerator)	(Denominator)	Unit
Income from continuing operations net of noncontrolling interest	$135,336
Less: Preferred unit distributions	(21,012)

Basic income from continuing operations
Income from continuing operations available to common unitholders	114,324	97,805	$1.17

Dilutive units for long-term compensation plans	—	189

Diluted income from continuing operations
Income from continuing operations available to common unitholders and assumed conversions	114,324	97,994	$1.17

Basic income from discontinued operations
Discontinued operations	44,287	97,805	$0.45

Dilutive units for long-term compensation plans	—	189

Diluted income from discontinued operations
Discontinued operations	44,287	97,994	$0.45

Basic income per common unit
Income available to common unitholders	158,611	97,805	$1.62

Dilutive units for long-term compensation plans	—	189

Diluted income per common unit
Income available to common unitholders and assumed conversions	$158,611	97,994	$1.62

Dilutive units for long-term compensation plans represent the vested and unvested common units outstanding during the year as well as the dilutive effect of outstanding options. The anti-dilutive options that were excluded from the computation of diluted income per common unit in 2010, 2009 and 2008 were 1,433,000, 2,661,000 and 1,145,000, respectively.
During the year ended December 31, 2010, 315,000 common units were issued upon the exercise of options.
During the year ended December 31, 2010, individuals acquired 83,000 general partner’s equity - common units in exchange for the same number of limited partners’ equity — common units. These individuals acquired these limited partners’ equity — common units in connection with their contributions to the Operating Partnership of certain assets. The exchange of general partner’s equity — common units for the limited partners’ equity — common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued interest, distributions payable and other liabilities are reasonable estimates of fair values because of the short-term nature of these instruments. The fair value of the Company’s long-term debt, which is based on estimates by management and on rates quoted on December 31, 2010 for comparable loans, is greater than the aggregate carrying value by approximately $189.0 million at December 31, 2010.
Income Taxes
In conformity with the Internal Revenue Code and applicable state and local tax statutes, taxable income or loss of the Operating Partnership is required to be reported in the tax returns of the partners in accordance with the terms of the Partnership Agreement. However, the Company is taxed in certain states, the United Kingdom and Luxembourg. Accordingly, the Company has recognized federal, state, local and foreign taxes in accordance with US GAAP, as applicable.
There are no uncertain tax positions or possibly significant unrecognized tax benefits that are reasonably expected to occur within the next 12 months. The Company’s policy is to recognize interest accrued related to unrecognized benefits in interest expense and penalties in other expense. There are no interest or penalties deducted in the current period and no interest and penalties accrued at December 31, 2010 and December 31, 2009.
Certain of the Company’s taxable REIT subsidiaries have net operating loss carryforwards available of approximately $18.7 million. These carryforwards begin to expire in 2018. The Company has considered estimated future taxable income and has determined that a valuation allowance for the full carrying value of net operating loss carryforwards is appropriate.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, certain state and local jurisdictions, the United Kingdom and Luxembourg. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or United Kingdom and Luxembourg examinations by tax authorities for years before 2007.
The Federal tax cost basis of the real estate at December 31, 2010 was $5.6 billion and at December 31, 2009 was $5.4 billion.
Foreign Currency Translation
The functional currency of the Company’s United Kingdom operations is pounds sterling. The Company translates the financial statements for the United Kingdom operations into US dollars. Gains and losses resulting from this translation do not impact the results of operations and are included in general partner’s equity — common units and limited partners’ equity-common units. Other comprehensive (loss) income was ($2.6) million, $8.0 million and ($26.8) million for the years ended December 31, 2010, 2009 and 2008, respectively. Upon sale or upon complete or substantially complete liquidation of a foreign investment, the gain or loss on the sale will include the cumulative translation adjustments that have been previously recorded in limited partners’ equity-common units.
Recently Issued Accounting Standards
Beginning in the first quarter of 2010, the Company is required to conduct an ongoing assessment to determine whether each entity in which it has an equity interest is a variable interest entity that should be consolidated if certain qualitative factors indicate that the Company has the controlling interest. This accounting change is required to be retroactively applied for all periods presented. The adoption of this requirement did not have a material impact on the Company’s financial statements.